ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of June 30, 2023 and 2022 (in thousands):

	June 30,
	2023	2022
Income taxes payable	¥190,453	¥241,245
Warranty reserves	46,116	54,302
Other deposits received	4,029	4,716
Accrued vacation	3,442	1,561
Other current liabilities	5,308	3,530
Accrued expenses and other current liabilities	¥249,348	¥305,354